TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – November 30, 2020 (Unaudited)

Par Value		Value

BANK NOTES - 5.33%
	Financials - 5.33%
$2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$2,037,302
5,000,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	0.980%, 06/11/21 (a)	5,014,309
3,998,000	Citibank NA,
	3 Month LIBOR USD + 0.570%
	0.779%, 07/23/21 (a)	4,007,948
5,000,000	3 Month LIBOR USD + 0.600%
	0.824%, 05/20/22 (a)	5,009,087
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,528,881
5,500,000	Huntington National Bank,
	3.250%, 05/14/21	5,560,450
2,000,000	KeyBank NA,
	3 Month LIBOR USD + 0.660%
	0.874%, 02/01/22 (a)	2,012,679
7,000,000	Pinnacle Bank,
	3 Month LIBOR USD + 3.128%
	3.342%, 07/30/25 (a)	6,999,978
3,000,000	PNC Bank NA,
	2.550%, 12/09/21	3,064,288
8,450,000	Truist Bank,
	2.150%, 12/06/24	8,936,525
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.653%, 05/23/22 (a)	5,024,640
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	0.726%, 10/22/21 (a)	5,018,059
	Total Bank Notes	54,214,146
	(Cost $53,570,387)

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.45%
	Federal Home Loan Mortgage Corporation REMIC - 1.75%
7,417	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.541%, 12/15/22 (a)(b)	7,482
120,391	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	126,484

97,152	Series 1980, Class Z
	7.000%, 07/15/27 (b)	110,910
1,178,873	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.491%, 10/15/33 (a)(c)(d)	1,182,675
976,489	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	1.141%, 08/15/35 (a)	1,002,595
509,869	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.548%, 08/15/36 (a)	512,524
1,517,468	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	0.548%, 08/15/36 (a)	1,525,370
1,266,096	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	0.741%, 09/15/37 (a)	1,285,013
328,442	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	0.691%, 09/15/37 (a)	332,274
521,297	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.641%, 06/15/39 (a)(c)	525,647
438,740	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	0.541%, 11/15/39 (a)(b)	439,421
202,343	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.511%, 03/15/41 (a)	203,666
43,249	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	44,203
1,050,790	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	0.491%, 11/15/43 (a)	1,055,905
1,664,568	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.641%, 12/15/44 (a)(c)	1,676,396
2,470,650	Series 4784, Class PK
	3.500%, 06/15/45 (d)	2,537,802
4,564,861	Series 4968, Class NP
	6.500%, 04/25/50 (d)	5,195,153
		17,763,520
	Federal National Mortgage Association REMIC - 4.96%
372	Series G92-44, Class Z
	8.000%, 07/25/22	384
2,568,176	Series 2013-57, Class DK
	3.500%, 06/25/33	2,822,278
202,561	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.550%, 06/25/36 (a)	203,761

230,788	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.550%, 08/25/36 (a)(d)	232,246
135,546	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.600%, 08/25/37 (a)	136,587
306,018	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	0.550%, 11/25/39 (a)(b)	306,571
392,690	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	0.550%, 11/25/39 (a)(b)	393,313
171,525	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.580%, 11/25/40 (a)(d)	172,666
496,956	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.550%, 04/25/41 (a)(d)	493,821
377,662	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	394,245
386,914	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	412,371
1,002,992	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	0.650%, 07/25/42 (a)	1,011,583
2,683,845	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	0.750%, 10/25/43 (a)	2,718,632
4,063,105	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	0.750%, 10/25/43 (a)	4,115,615
4,349,090	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.550%, 09/25/46 (a)	4,379,425
4,687,852	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.650%, 11/25/46 (a)	4,728,079
3,164,371	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.550%, 05/25/47 (a)	3,169,857
3,213,620	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.500%, 01/25/48 (a)	3,219,682
894,807	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.990%, 04/25/48 (a)(c)	915,823
14,720,037	Series 2020-18, Class KD
	6.500%, 03/25/50	17,059,417

3,465,749	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.500%, 10/25/58 (a)	3,474,499
		50,360,855
	Government National Mortgage Association - 7.70%
14,000,000	Series 2020-176, Class MT
	5.000%, 11/20/50	16,467,500
3,150,002	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.640%, 03/20/67 (a)	3,157,670
3,549,032	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.660%, 03/20/67 (a)	3,563,975
3,973,870	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.540%, 01/20/68 (a)	3,972,164
7,672,396	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.887%, 06/20/68 (a)	7,624,067
8,117,958	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.718%, 06/20/68 (a)	8,054,696
8,059,738	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.790%, 06/20/69 (a)	8,055,922
4,920,575	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	0.787%, 05/20/70 (a)	4,993,791
7,985,489	Series 2020-H13, Class EF
	1 Month LIBOR USD + 0.550%
	0.697%, 08/20/70 (a)	8,035,739
14,283,975	Series 2020-H13, Class FE
	1 Month LIBOR USD + 0.550%
	0.697%, 08/20/70 (a)	14,373,859
		78,299,383
	Other Mortgage Securities - 1.04%
10,287,500	STRU AM-6201 AE3, Class A
	1.900%, 10/16/62	10,583,266
		10,583,266
	Total Collateralized Mortgage Obligations	157,007,024
	(Cost $156,130,357)

MORTGAGE-BACKED OBLIGATIONS - 41.49%
	Federal Home Loan Mortgage Corporation - 2.13%
67,882	12 Month LIBOR USD + 1.840%
	2.949%, 11/01/34 (a)	68,904
3,152,816	3.000%, 11/01/34	3,303,828
3,820,102	3.500%, 02/01/35	4,045,629
146,049	H15T1Y + 2.250%
	3.355%, 08/01/35 (a)	154,105

176,146	12 Month LIBOR USD + 1.769%
	3.689%, 05/01/36 (a)	184,719
129,494	12 Month LIBOR USD + 1.890%
	3.890%, 03/01/42 (a)	136,131
3,880,622	3.000%, 02/01/47	4,183,415
8,915,499	4.000%, 05/01/50	9,601,538
		21,678,269
	Federal Home Loan Mortgage Corporation Gold - 2.04%
2,202	3.500%, 10/01/22	2,328
5,669,310	2.000%, 12/01/31	5,932,849
64,932	5.000%, 08/01/35	75,383
9,694	5.000%, 12/01/35	11,269
2,761,805	3.000%, 01/01/37	2,900,019
2,896,524	3.000%, 02/01/37	3,042,191
3,857,317	3.500%, 02/01/37	4,098,123
92,669	5.000%, 03/01/37	107,552
3,551,110	3.500%, 03/01/37	3,771,637
183,054	5.000%, 05/01/37	212,486
157,110	5.000%, 02/01/38	182,288
67,378	5.000%, 03/01/38	77,999
42,194	5.000%, 09/01/38	48,996
145,491	5.000%, 12/01/38	168,944
96,220	5.000%, 01/01/39	111,752
		20,743,816
	Federal National Mortgage Association - 8.83%
333	3.500%, 03/01/21	353
5,757,792	2.602%, 08/01/22 (a)	5,886,820
58,969	5.000%, 03/01/27	62,358
30,184	7.000%, 08/01/28	30,350
23,583	7.000%, 08/01/28	23,668
47,282	7.000%, 11/01/28	51,413
5,233,000	1 Month LIBOR USD + 0.520%
	0.660%, 05/01/29 (a)	5,228,178
10,000,000	1 Month LIBOR USD + 0.590%
	0.730%, 07/01/30 (a)	9,977,951
10,525	7.000%, 02/01/32	11,873
89,060	2.500%, 02/01/32	92,792
73,144	7.000%, 05/01/32	81,689
26,399	H15T1Y + 2.235%
	3.735%, 05/01/32 (a)	26,218
8,339	7.000%, 09/01/32	8,417
173,484	H15T1Y + 2.625%
	3.676%, 09/01/32 (a)	173,803
6,319,868	4.000%, 04/01/33	6,804,038
216,518	H15T1Y + 2.215%
	2.604%, 07/01/33 (a)	227,085
139,062	12 Month LIBOR USD + 1.537%
	2.037%, 11/01/33 (a)	139,561
179,519	H15T1Y + 2.215%
	3.925%, 12/01/33 (a)	179,713

2,037,658	4.500%, 01/01/34	2,218,557
949,769	4.500%, 01/01/34	1,033,676
218,920	12 Month LIBOR USD + 1.543%
	3.014%, 04/01/34 (a)	220,982
74,459	H15T1Y + 2.185%
	2.522%, 08/01/34 (a)	75,333
844	6.000%, 09/01/34	1,012
83,034	12 Month LIBOR USD + 1.664%
	2.164%, 10/01/34 (a)	86,555
6,933,698	3.000%, 01/01/35	7,259,798
6,836,659	3.500%, 01/01/35	7,238,240
44,144	12 Month LIBOR USD + 1.613%
	3.613%, 03/01/35 (a)	44,250
5,606,808	2.500%, 03/01/35	5,902,516
4,144,688	3.000%, 04/01/35	4,341,902
54,641	12 Month LIBOR USD + 1.720%
	3.595%, 04/01/35 (a)	54,853
120,122	12 Month LIBOR USD + 1.396%
	3.286%, 05/01/35 (a)	124,485
148,069	H15T1Y + 2.313%
	3.813%, 05/01/35 (a)	156,838
106,068	6 Month LIBOR USD + 1.409%
	2.471%, 06/01/35 (a)	106,450
2,096,368	4.000%, 06/01/35	2,270,699
205,851	12 Month LIBOR USD + 1.750%
	2.596%, 08/01/35 (a)	215,847
167,086	6 Month LIBOR USD + 1.514%
	2.321%, 08/01/35 (a)	169,571
155,562	12 Month LIBOR USD + 2.435%
	3.060%, 09/01/35 (a)	160,130
137,217	H15T1Y + 2.085%
	2.286%, 10/01/35 (a)	138,085
320,463	12 Month LIBOR USD + 1.557%
	2.752%, 11/01/35 (a)	323,475
142,614	12 Month LIBOR USD + 1.737%
	3.737%, 03/01/36 (a)	142,981
215,111	12 MTA + 2.527%
	3.445%, 04/01/36 (a)	227,838
2,319,599	4.500%, 12/01/38	2,526,087
6,580,180	4.000%, 09/01/39	7,058,842
46,940	5.000%, 10/01/39	54,504
502,969	12 Month LIBOR USD + 1.742%
	3.101%, 05/01/42 (a)	524,582
299,384	12 Month LIBOR USD + 1.700%
	2.636%, 06/01/42 (a)	310,870
165,746	12 Month LIBOR USD + 1.685%
	2.185%, 10/01/42 (a)	171,380

482,958	12 Month LIBOR USD + 1.578%
	2.784%, 12/01/44 (a)	500,273
2,448,204	12 Month LIBOR USD + 1.610%
	3.168%, 04/01/47 (a)	2,554,223
1,841,867	12 Month LIBOR USD + 1.608%
	3.084%, 09/01/47 (a)	1,924,523
6,735,238	4.500%, 06/01/48	7,339,566
2,470,306	3.500%, 04/01/49	2,604,778
2,507,602	4.000%, 05/01/49	2,674,560
		89,764,541
	Government National Mortgage Association - 9.24%
45,000,000	2.000%, 12/21/20 TBA (e)	47,077,978
40,000,000	2.500%, 12/21/20 TBA (e)	42,151,779
28,099	H15T1Y + 1.500%
	2.875%, 05/20/42 (a)	29,189
24,086	H15T1Y + 1.500%
	2.875%, 06/20/42 (a)	25,020
123,766	H15T1Y + 1.500%
	2.250%, 07/20/42 (a)	128,341
13,215	H15T1Y + 1.500%
	3.125%, 10/20/42 (a)	13,699
25,765	H15T1Y + 1.500%
	3.125%, 12/20/42 (a)	26,688
4,106,125	12 Month LIBOR USD + 1.545%
	2.548%, 09/20/69 (a)(f)	4,391,702
		93,844,396
	Uniform Mortgage Backed Securities - 19.25%
50,000,000	2.000%, 12/14/20 TBA (e)	51,929,958
50,000,000	1.500%, 12/16/20 TBA (e)	51,271,484
50,000,000	2.000%, 12/16/20 TBA (e)	52,058,593
40,000,000	1.500%, 01/14/21 TBA (e)	40,410,061
		195,670,096
	Total Mortgage-Backed Obligations	421,701,118
	(Cost $416,377,144)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 30.45%
	FRESB, Multifamily Mortgage Pass Through Certificates
6,292,932	Series 2019-SB60, Class A10H
	1 Month LIBOR USD + 3.500%
	3.500%, 01/25/39 (a)	6,715,609
	FHLMC, Multifamily Structured Pass Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,436,189
504,646	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	515,168
1,475,920	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.500%, 02/25/24 (a)(c)	1,476,831
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,371,573

2,773,595	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	2,867,963
10,000,000	Series K-728, Class AM
	3.133%, 08/25/24 (a)(b)(c)	10,755,942
2,161,587	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.480%, 06/25/25 (a)(c)	2,171,995
10,325,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	11,093,596
12,000,000	Series K-733, Class AM
	3.750%, 09/25/25 (b)(c)	13,455,574
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,636,401
451,475	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	0.560%, 12/25/26 (a)(c)	451,529
5,865,013	Series K-066, Class A2
	3.117%, 06/25/27 (b)(c)	6,649,944
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,528,650
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,774,793
1,087,069	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,218,104
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	0.750%, 10/25/28 (a)(c)	7,806,949
6,142,468	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.700%, 11/25/28 (a)(c)	6,207,443
4,774,753	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	0.680%, 02/25/29 (a)(c)	4,811,807
5,000,000	Series K-091, Class AM
	3.566%, 03/25/29 (b)(c)	5,892,745
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.808%, 09/25/29 (a)(c)	5,012,634
4,959,861	Series K-104, Class A1
	1.938%, 10/25/29 (b)(c)	5,243,608
12,000,000	Series K-105, Class AM
	1.592%, 01/25/30 (b)(c)	12,389,135
4,000,000	Series K-109, Class A2
	1.558%, 04/25/30 (b)(c)	4,152,000
9,997,828	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.668%, 05/25/30 (a)(c)	10,030,232
13,000,000	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.510%, 06/25/30 (a)(c)	13,023,252

7,000,000	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.500%, 06/25/30 (a)(c)	7,056,482
13,000,000	Series K-116, Class A2
	1.378%, 07/25/30 (b)(c)	13,274,716
30,000,000	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.468%, 09/25/30 (a)(c)	30,142,812
22,500,000	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.470%, 10/25/30 (a)(c)	22,520,925
22,000,000	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.468%, 10/25/30 (a)(c)	22,041,584
	FNMA
2,014,092	Series 2013-M6, Class 2A
	2.620%, 03/25/23 (a)	2,092,001
2,159,010	Series 2018-M1, Class A1
	3.084%, 12/25/27 (a)(b)	2,324,571
10,000,000	0.875%, 08/05/30	9,793,418
	GNMA
19,947,537	Series 2020-132, Class AD
	2.200%, 09/16/62 (b)	20,810,735
19,973,956	Series 2020-159, Class AJ
	2.200%, 10/16/62 (a)(b)	20,809,668
	Total U.S. Government-Backed Obligations	309,556,578
	(Cost $301,504,389)

REPURCHASE AGREEMENTS - 35.14%
357,230,000	INTL FCStone Financial, Inc., 0.150%, Dated 11/30/2020, matures 12/01/2020,
	repurchase price $357,231,488 (collateralized by $446,329,667 par
	amount of Government Agencies, United States Treasury Bills, GNMA,
	FNMA, and FHLMC securities of 0.000% to 8.099% due 12/03/20 to 12/01/50, total
	market value $361,571,847)	357,230,000
	Total Repurchase Agreements	357,230,000
	(Cost $357,230,000)

Shares
REGISTERED INVESTMENT COMPANY - 0.05%
500,161	First American Government Obligations Fund - Class X
	0.046%, 12/01/31 (g)	500,161
	Total Registered Investment Company	500,161
	(Cost $500,161)
	Total Investments - 127.91%	1,300,209,027
	(Cost $1,285,312,438)
	Net Other Assets and Liabilities - (27.91)%	(283,671,163)
	Net Assets - 100.00%	$1,016,537,864

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2020. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Sequential collateral.
(c) The security has Structured collateral.
(d) The security has PAC (Planned Amortization Class) collateral.
(e) Represents or includes a TBA (To Be Announced) transaction.
(f) Illiquid security. The total market value of this security was $4,391,702, representing 0.43% of net assets.
(g) Seven day yield as of November 30, 2020.

Explanation of Abbreviations and Acronyms:
12 MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRESB	Freddie Mac Multifamily Fixed-Rate Mortgage Loans Backed By Small Businesses Not Referenced
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	SOFR Secured Overnight Financing Rate
USD	U.S. Dollar

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – November 30, 2020 (Unaudited)

Par Value		Value

BANK NOTES - 5.87%
	Financials - 5.87%
$5,550,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	0.980%, 06/11/21 (a)	$5,565,883
8,300,000	Citibank NA,
	3 Month LIBOR USD + 0.350%
	0.564%, 02/12/21 (a)	8,303,154
8,320,000	3 Month LIBOR USD + 0.600%
	0.824%, 05/20/22 (a)	8,335,121
5,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.810%
	1.043%, 05/26/22 (a)	5,037,699
10,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.640%
	0.865%, 12/01/21 (a)	10,014,022
3,000,000	3 Month LIBOR USD + 0.610%
	0.830%, 05/18/22 (a)	3,019,610
10,460,000	Pinnacle Bank,
	3 Month LIBOR USD + 3.128%
	3.342%, 07/30/25 (a)	10,459,967
3,300,000	PNC Bank NA,
	3 Month LIBOR USD + 0.450%
	0.666%, 07/22/22 (a)	3,307,039
13,965,000	3 Month LIBOR USD + 0.325%
	0.530%, 02/24/23 (a)	13,986,309
5,000,000	Truist Bank,
	SOFR + 0.730%
	0.816%, 03/09/23 (a)	5,036,273
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.310%
	0.530%, 02/04/21 (a)	5,001,285
10,000,000	3 Month LIBOR USD + 0.440%
	0.653%, 05/23/22 (a)	10,049,280
1,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.310%
	0.547%, 01/15/21 (a)	1,000,323
5,000,000	3 Month LIBOR USD + 0.510%
	0.726%, 10/22/21 (a)	5,018,060
4,100,000	3 Month LIBOR USD + 0.620%
	0.853%, 05/27/22 (a)	4,109,825
13,829,000	3 Month LIBOR USD + 0.660%
	0.902%, 09/09/22 (a)	13,872,992
	Total Bank Notes	112,116,842
	(Cost $111,530,942)

ASSET BACKED SECURITIES* - 0.03%
	Federal National Mortgage Association REMIC - 0.03%
45,638	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.280%
	0.444%, 02/25/32 (a)	45,201
68,554	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.260%
	0.409%, 06/25/32 (a)	66,521
395,716	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.110%
	0.260%, 07/25/32 (a)	386,535
		498,257

	National Credit Union Administration - 0.00%
87,362	Series 2010-A1, Class A
	1 Month LIBOR USD + 0.350%
	0.477%, 12/07/20 (a)(b)	87,365
		87,365
	Total Asset Backed Securities	585,622
	(Cost $597,271)

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.95%
	Federal Home Loan Mortgage Corporation REMIC - 6.19%
440	Series 1066, Class P
	1 Month LIBOR USD + 0.900%
	1.041%, 04/15/21 (a)	440
2,852	Series 1222, Class P
	H15T10Y -0.400%
	0.420%, 03/15/22 (a)(c)	2,836
7,124	Series 1250, Class J
	7.000%, 05/15/22 (c)	7,337
3,179	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.541%, 12/15/22 (a)(d)	3,206
524,560	Series 2977, Class M
	5.000%, 05/15/25 (c)	552,090
1,386,565	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	0.591%, 08/15/32 (a)(b)	1,399,686
1,420,949	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.491%, 10/15/33 (a)(b)(c)	1,425,531
1,007,599	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.548%, 08/15/36 (a)	1,012,846
83,605	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	0.491%, 10/15/36 (a)	83,954
52,901	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	0.541%, 12/15/36 (a)	53,219
830,584	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.641%, 06/15/39 (a)(b)	837,515
240,072	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	0.991%, 06/15/39 (a)	244,929
441,990	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	0.541%, 11/15/39 (a)(d)	442,676
12,912,268	Series 4942, Class FB
	1 Month LIBOR USD + 0.500%
	0.641%, 04/15/40 (a)(b)	13,006,685
322,485	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.511%, 03/15/41 (a)	324,593
48,782	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	0.541%, 05/15/41 (a)	49,092
54,278	Series 4109, Class EC
	2.000%, 12/15/41 (b)(d)	55,475
2,140,158	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.641%, 12/15/44 (a)(b)	2,155,366

2,605,614	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	0.641%, 04/15/46 (a)	2,625,296
3,331,914	Series 4689, Class FD
	1 Month LIBOR USD + 0.350%
	0.491%, 06/15/47 (a)	3,333,556
5,479,018	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	0.441%, 08/15/47 (a)(c)	5,470,649
3,574,077	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	0.491%, 12/15/47 (a)	3,569,783
8,108,902	Series 4795, Class FB
	1 Month LIBOR USD + 0.300%
	0.441%, 06/15/48 (a)	8,083,991
8,655,586	Series 4907, Class AF
	1 Month LIBOR USD + 0.500%
	0.650%, 09/25/48 (a)(b)	8,708,104
5,166,480	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	0.591%, 04/15/49 (a)(c)	5,211,770
9,124,254	Series 4980, Class FP
	1 Month LIBOR USD + 0.400%
	0.550%, 07/25/49 (a)	9,166,453
5,693,209	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	0.600%, 09/25/49 (a)	5,726,514
8,218,102	Series 4937, Class MF
	1 Month LIBOR USD + 0.450%
	0.600%, 12/25/49 (a)	8,294,286
7,745,788	Series 4982, Class F
	1 Month LIBOR USD + 0.450%
	0.600%, 06/25/50 (a)(c)	7,793,806
10,553,259	Series 4981, Class GF
	1 Month LIBOR USD + 0.400%
	0.550%, 06/25/50 (a)	10,599,808
7,944,772	Series 4981, Class JF
	1 Month LIBOR USD + 0.400%
	0.550%, 06/25/50 (a)	7,979,075
9,805,116	Series 4336, Class FA
	1 Month LIBOR USD + 0.550%
	0.691%, 02/15/54 (a)(b)	9,902,194
		118,122,761
	Federal National Mortgage Association REMIC - 7.01%
5,420	Series 1991-67, Class J
	7.500%, 08/25/21 (c)	5,493
22,861	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	1.150%, 08/25/22 (a)	22,846
32,277	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	1.300%, 02/25/23 (a)(e)	32,626
19,890	Series 1998-21, Class F
	H15T1Y + 0.350%
	0.470%, 03/25/28 (a)	19,789
103,146	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	126,246
93,834	Series 2000-32, Class Z
	7.500%, 10/18/30	112,150
139,951	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.550%, 06/25/36 (a)	140,780

182,517	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	0.550%, 08/25/36 (a)(c)	183,598
195,057	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.550%, 08/25/36 (a)(c)	196,289
425,134	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	0.530%, 11/25/36 (a)	427,366
180,728	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.600%, 08/25/37 (a)	182,116
179,079	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	0.720%, 09/25/37 (a)	181,160
188,537	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	0.720%, 09/25/37 (a)	190,793
363,444	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	0.690%, 09/25/37 (a)	366,867
242,686	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	0.750%, 10/25/37 (a)	245,655
21,338	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	1.250%, 10/25/39 (a)	21,971
395,308	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	0.550%, 11/25/39 (a)(d)	395,935
358,286	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	0.550%, 11/25/39 (a)(d)	358,934
434,032	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.580%, 11/25/40 (a)(c)	436,920
1,517,913	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.550%, 04/25/41 (a)(c)	1,508,337
406,642	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	0.600%, 07/25/41 (a)	411,401
482,380	Series 2012-38, Class JE
	3.250%, 04/25/42 (c)	514,119
3,021,549	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	0.700%, 09/25/43 (a)	3,054,043
1,235,214	Series 2013-118, Class FB
	1 Month LIBOR USD + 0.520%
	0.670%, 12/25/43 (a)	1,244,057
1,696,405	Series 2015-30, Class AB
	3.000%, 05/25/45	1,828,179
4,031,557	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.550%, 09/25/46 (a)	4,059,677
10,137,141	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.650%, 11/25/46 (a)	10,224,129
3,164,371	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.550%, 05/25/47 (a)	3,169,857
3,847,592	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.500%, 01/25/48 (a)	3,854,850

1,152,642	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.990%, 04/25/48 (a)(b)	1,179,715
6,581,534	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	0.600%, 06/25/49 (a)(c)	6,657,660
7,948,689	Series 2019-33, Class CF
	1 Month LIBOR USD + 0.470%
	0.620%, 07/25/49 (a)	7,997,404
2,034,247	Series 2019-35, Class EF
	1 Month LIBOR USD + 0.450%
	0.600%, 07/25/49 (a)	2,046,378
8,252,322	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	0.600%, 09/25/49 (a)(c)	8,286,349
8,266,236	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	0.650%, 11/25/49 (a)(c)	8,307,216
7,594,561	Series 2020-17, Class PF
	1 Month LIBOR USD + 0.450%
	0.600%, 03/25/50 (a)(c)	7,635,202
11,641,872	Series 2020-26, Class GF
	1 Month LIBOR USD + 0.500%
	0.650%, 05/25/50 (a)(c)	11,749,601
10,219,202	Series 2020-38, Class NF
	1 Month LIBOR USD + 0.450%
	0.600%, 06/25/50 (a)	10,261,713
22,047,970	Series 2020-34, Class F
	1 Month LIBOR USD + 0.450%
	0.600%, 06/25/50 (a)	22,364,288
4,819,546	Series 2017-96, Class FA
	1 Month LIBOR USD + 0.400%
	0.550%, 12/25/57 (a)	4,845,700
9,045,336	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.500%, 10/25/58 (a)	9,068,171
		133,915,580
	Government National Mortgage Association - 16.75%
6,276,220	Series 2019-54, Class HF
	1 Month SOFR + 0.400%
	0.491%, 04/20/44 (a)	6,264,014
1,666,824	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	0.588%, 11/20/66 (a)	1,661,524
2,235,558	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	2.273%, 12/20/66 (a)	2,240,022
3,549,032	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.660%, 03/20/67 (a)	3,563,975
3,150,002	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.640%, 03/20/67 (a)	3,157,670
7,719,104	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	0.640%, 05/20/67 (a)	7,742,634
1,601,047	Series 2017-H16, Class F
	12 Month LIBOR USD + 0.050%
	0.589%, 08/20/67 (a)	1,587,096
9,166,143	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	2.113%, 01/20/68 (a)	9,110,351

3,973,870	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.540%, 01/20/68 (a)	3,972,164
8,117,958	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.718%, 06/20/68 (a)	8,054,696
7,763,627	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	0.599%, 08/20/68 (a)	7,699,394
1,415,542	Series 2018-H17, Class DF
	12 Month LIBOR USD + 0.100%
	0.533%, 10/20/68 (a)	1,401,232
1,994,588	Series 2018-H17, Class FT
	12 Month LIBOR USD + 0.200%
	0.633%, 10/20/68 (a)	1,983,228
4,379,845	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	0.690%, 03/20/69 (a)	4,415,251
3,965,235	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	0.770%, 05/20/69 (a)	4,015,665
6,944,883	Series 2020-H04, Class FL
	1 Month LIBOR USD + 0.500%
	0.640%, 05/20/69 (a)	6,971,018
13,186,106	Series 2019-H14, Class EF
	1 Month LIBOR USD + 0.440%
	0.580%, 05/20/69 (a)	13,181,145
8,059,738	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.790%, 06/20/69 (a)	8,055,922
4,462,651	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	0.770%, 09/20/69 (a)	4,521,219
4,971,638	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	0.840%, 10/20/69 (a)	5,058,444
4,910,604	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	0.890%, 10/20/69 (a)	5,006,510
9,823,063	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	0.790%, 11/20/69 (a)	9,962,787
14,020,945	Series 2020-H04, Class AF
	1 Month LIBOR USD + 0.750%
	0.890%, 02/20/70 (a)	14,307,009
19,966,491	Series 2020-H04, Class FH
	1 Month LIBOR USD + 0.600%
	0.740%, 02/20/70 (a)	20,203,160
9,347,667	Series 2020-H05, Class FK
	1 Month LIBOR USD + 0.610%
	0.757%, 03/20/70 (a)	9,460,168
14,762,185	Series 2020-H09, Class FD
	1 Month LIBOR USD + 0.800%
	0.947%, 05/20/70 (a)	15,135,235
14,935,386	Series 2020-H10, Class FA
	1 Month LIBOR USD + 0.550%
	0.697%, 06/20/70 (a)	15,070,208
12,889,758	Series 2020-H10, Class FC
	1 Month LIBOR USD + 0.600%
	0.747%, 06/20/70 (a)	13,007,603
19,256,180	Series 2020-H12, Class GF
	1 Month LIBOR USD + 0.530%
	0.677%, 07/20/70 (a)	19,422,122

6,118,973	Series 2020-H13, Class FK
	1 Month LIBOR USD + 0.500%
	0.647%, 07/20/70 (a)	6,132,268
15,585,328	Series 2020-H13, Class EF
	1 Month LIBOR USD + 0.550%
	0.697%, 08/20/70 (a)	15,683,400
21,996,232	Series 2020-H13, Class FE
	1 Month LIBOR USD + 0.550%
	0.697%, 08/20/70 (a)	22,134,646
18,719,975	Series 2020-H16, Class LF
	1 Month LIBOR USD + 1.050%
	1.197%, 09/20/70 (a)	19,543,757
30,009,530	Series 2020-H16, Class FK
	1 Month LIBOR USD + 0.450%
	0.597%, 09/20/70 (a)	30,088,572
		319,814,109
	Total Collateralized Mortgage Obligations	571,852,450
	(Cost $568,087,903)

MORTGAGE-BACKED OBLIGATIONS - 6.12%
	Federal Home Loan Mortgage Corporation - 0.02%
10,971	6 Month LIBOR USD + 1.532%
	2.229%, 11/01/22 (a)	11,103
2,629	6 Month LIBOR USD + 1.095%
	2.254%, 11/01/22 (a)	2,638
8,711	6 Month LIBOR USD + 2.231%
	2.617%, 10/01/24 (a)	8,756
212,907	H15T3Y + 2.550%
	3.558%, 08/01/28 (a)	212,359
42,710	H15T1Y + 1.920%
	3.045%, 05/01/31 (a)	43,140
		277,996
	Federal Home Loan Mortgage Corporation Gold - 0.00%
2,660	3.500%, 10/01/22	2,813
286	4.500%, 07/01/23	302
		3,115
	Federal National Mortgage Association - 5.41%
404	3.500%, 03/01/21	427
31,131,000	2.300%, 12/01/21	31,140,728
1,592	H15T1Y + 2.000%
	6.750%, 02/01/22 (a)	1,604
73,711	5.000%, 03/01/27	77,947
15,502,000	1 Month LIBOR USD + 0.645%
	0.785%, 05/01/27 (a)	15,471,517
18,010	11th District Cost of Funds Index + 1.250%
	2.428%, 07/01/27 (a)	18,131
43,345	11th District Cost of Funds Index + 1.500%
	4.684%, 01/01/29 (a)	44,037
7,413	11th District Cost of Funds Index + 1.500%
	4.667%, 02/01/29 (a)	7,531
5,000,000	1 Month LIBOR USD + 0.520%
	0.660%, 05/01/29 (a)	4,995,393
5,000,000	1 Month LIBOR USD + 0.580%
	0.720%, 06/01/29 (a)	4,989,915
19,227	11th District Cost of Funds Index + 1.841%
	2.370%, 08/01/29 (a)	19,213
20,000,000	1 Month LIBOR USD + 0.600%
	0.740%, 06/01/30 (a)	19,982,231
20,000,000	1 Month LIBOR USD + 0.590%
	0.730%, 07/01/30 (a)	19,955,902
43,218	12 Month LIBOR USD + 1.755%
	2.380%, 07/01/32 (a)	43,417
8,149	6.000%, 08/01/32	9,137
168,933	H15T1Y + 2.625%
	3.676%, 09/01/32 (a)	169,243

16,805	12 Month LIBOR USD + 1.225%
	1.725%, 01/01/33 (a)	16,941
17,756	H15T1Y + 2.226%
	3.009%, 06/01/33 (a)	18,645
288,837	11th District Cost of Funds Index + 1.250%
	4.598%, 08/01/33 (a)	315,235
1,129	6.000%, 11/01/33	1,322
147,369	H15T1Y + 2.062%
	3.562%, 04/01/34 (a)	154,470
176,943	11th District Cost of Funds Index + 1.250%
	1.779%, 07/01/34 (a)	174,127
390,564	11th District Cost of Funds Index + 1.250%
	1.779%, 08/01/34 (a)	386,277
41,608	6.000%, 09/01/34	47,137
852	6.000%, 10/01/34	954
185,426	12 Month LIBOR USD + 1.730%
	2.915%, 07/01/37 (a)	194,751
95,631	6.500%, 11/01/37	102,603
22,433	6.000%, 06/01/38	25,270
18,362	6.000%, 09/01/38	20,639
9,093	6.000%, 09/01/38	10,547
6,152	6.000%, 11/01/38	6,884
1,648	6.000%, 10/01/39	1,846
1,998,969	12 Month LIBOR USD + 1.715%
	3.175%, 07/01/40 (a)	2,078,476
2,053,269	12 Month LIBOR USD + 1.755%
	3.203%, 02/01/42 (a)	2,133,669
391,198	12 Month LIBOR USD + 1.742%
	3.101%, 05/01/42 (a)	408,008
326,180	11th District Cost of Funds Index + 1.250%
	1.779%, 08/01/44 (a)	322,320
		103,346,494
	Government National Mortgage Association - 0.69%
11,395	7.000%, 04/15/26	12,365
77,368	H15T1Y + 2.000%
	3.375%, 04/20/34 (a)	78,226
428,320	H15T1Y + 1.500%
	2.875%, 06/20/34 (a)	447,873
455,919	H15T1Y + 1.500%
	2.250%, 08/20/34 (a)	475,960
25,515	H15T1Y + 1.500%
	2.875%, 05/20/42 (a)	26,505
21,166	H15T1Y + 1.500%
	2.875%, 06/20/42 (a)	21,988
111,750	H15T1Y + 1.500%
	2.250%, 07/20/42 (a)	115,880
11,613	H15T1Y + 1.500%
	3.125%, 10/20/42 (a)	12,038
23,033	H15T1Y + 1.500%
	3.125%, 12/20/42 (a)	23,857
2,158,752	12 Month LIBOR USD + 1.771%
	3.807%, 11/20/68 (a)	2,335,626
4,803,012	12 Month LIBOR USD + 1.851%
	3.102%, 06/20/69 (a)(f)	5,229,422
4,047,224	12 Month LIBOR USD + 1.545%
	2.548%, 09/20/69 (a)(f)	4,328,704
		13,108,444
	Total Mortgage-Backed Obligations	116,736,049
	(Cost $116,620,762)

AGENCY DEBENTURES - 0.10%
	Other Agency Debentures - 0.10%
2,000,000	Sri Lanka Government AID Bond
	3 Month LIBOR USD + 0.300%
	0.505%, 11/01/24 (a)(f)(g)	2,000,000
	Total Agency Debentures	2,000,000
	(Cost $2,000,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 27.21%
	FHLMC, Multifamily Structured Pass Through Certificates
1,475,920	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.500%, 02/25/24 (a)(b)	1,476,831
266,963	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	0.530%, 07/25/24 (a)(b)	267,238
4,002,115	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.480%, 06/25/25 (a)(b)	4,021,386
11,298,973	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	0.650%, 11/25/25 (a)(b)	11,357,731
6,615,677	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	0.620%, 04/25/26 (a)(b)	6,662,314
9,193,550	Series K-F77, Class AL
	1 Month LIBOR USD + 0.700%
	0.840%, 02/25/27 (a)(b)	9,285,555
627,704	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	0.510%, 03/25/27 (a)(b)	627,704
8,998,808	Series K-F81, Class AL
	1 Month LIBOR USD + 0.360%
	0.500%, 06/25/27 (a)(b)	9,053,609
1,999,993	Series K-F86, Class AS
	30-day Average SOFR + 0.320%
	0.407%, 08/25/27 (a)(b)	2,002,540
3,601,278	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	0.540%, 07/25/28 (a)(b)	3,616,649
4,287,067	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	0.560%, 09/25/28 (a)(b)	4,324,488
2,632,486	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.700%, 11/25/28 (a)(b)	2,660,333
4,997,876	Series K-F66, Class A
	1 Month LIBOR USD + 0.520%
	0.660%, 07/25/29 (a)(b)	5,018,045
10,000,000	Series K-F65, Class A
	1 Month LIBOR USD + 0.520%
	0.660%, 07/25/29 (a)(b)	10,103,985
10,000,000	Series K-S12, Class A
	1 Month LIBOR USD + 0.650%
	0.793%, 08/25/29 (a)(b)	10,024,503
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.808%, 09/25/29 (a)(b)	5,012,633
20,000,000	Series K-F73, Class AL
	1 Month LIBOR USD + 0.600%
	0.740%, 11/25/29 (a)(b)(d)	20,116,018
4,500,000	Series K-F75, Class AS
	1 Month SOFR + 0.550%
	0.636%, 12/25/29 (a)(b)	4,558,723

10,000,000	Series K-F75, Class AL
	1 Month LIBOR USD + 0.510%
	0.653%, 12/25/29 (a)(b)	10,108,083
20,000,000	Series K-F76, Class AL
	1 Month LIBOR USD + 0.600%
	0.740%, 01/25/30 (a)(b)	20,068,042
20,000,000	Series K-F76, Class AS
	1 Month SOFR + 0.610%
	0.698%, 01/25/30 (a)(b)	20,069,424
20,000,000	Series K-F78, Class AL
	1 Month LIBOR USD + 0.800%
	0.940%, 03/25/30 (a)(b)	20,207,248
17,000,000	Series K-S14, Class AS
	30-day Average SOFR + 0.370%
	0.457%, 04/25/30 (a)(b)	17,032,215
14,246,905	Series K-F79, Class AL
	1 Month LIBOR USD + 0.470%
	0.610%, 05/25/30 (a)(b)	14,344,773
29,993,484	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.668%, 05/25/30 (a)(b)	30,090,696
16,500,000	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.510%, 06/25/30 (a)(b)	16,529,512
12,250,000	Series K-F82, Class AS
	30-day Average SOFR + 0.420%
	0.508%, 06/25/30 (a)(b)	12,373,464
25,000,000	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.500%, 06/25/30 (a)(b)	25,201,720
23,250,000	Series K-F84, Class AL
	1 Month LIBOR USD + 0.300%
	0.440%, 07/25/30 (a)(b)	23,228,966
30,000,000	Series K-F87, Class AL
	1 Month LIBOR USD + 0.350%
	0.493%, 08/25/30 (a)	30,032,847
42,000,000	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.468%, 09/25/30 (a)(b)	42,199,937
50,000,000	Series K-F89, Class AS
	30-day Average SOFR + 0.370%
	0.457%, 09/25/30 (a)(b)	50,093,760
32,500,000	Series K-F88, Class AL
	1 Month LIBOR USD + 0.330%
	0.473%, 09/25/30 (a)(b)	32,525,516
22,500,000	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.470%, 10/25/30 (a)(b)	22,520,925
22,000,000	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.468%, 10/25/30 (a)(b)	22,041,584
	FNMA
660,163	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	0.640%, 04/25/24 (a)	660,436
	Total U.S. Government-Backed Obligations	519,519,433
	(Cost $517,503,635)

REPURCHASE AGREEMENTS - 32.25%
75,000,000	RBC Capital Markets, 0.330%, Dated 11/30/2020, matures 01/04/2021, repurchase price $75,024,063
	(collateralized by $63,245,576 par amount of Domestic Municipal Securities of 2.888% to 5.500%
	due 06/15/27 to 10/01/50, total market value $80,679,485)	75,000,000
53,954,000	Amherst Pierpoint Securities, 0.800%, Dated 11/25/2020, matures 12/03/2020, repurchase price
	$54,203,613 (collateralized by $52,770,815 par amount of a GNMA securities of 2.000% to 2.500% due 12/20/2050,
	total market value $55,287,685)	53,954,000

222,334,000	Amherst Pierpoint Securities, 0.795%, Dated 11/23/2020, matures 12/21/2020, repurchase price
$223,471,900 (collateralized by $217,946,450 par amount of a GNMA security of 2.000% due 09/20/35,
	total market value $227,941,338)	222,334,000
194,520,000	INTL FCStone Financial, Inc., 0.150%, Dated 11/30/2020, matures 12/01/2020, repurchase price
$194,520,811 (collateralized by $217,267,423 par amount of Government Agencies, United States Treasury Bills,
GNMA, FNMA, and FHLMC securities of 0.000% to 8.000% due 12/03/20 to 08/01/56, total market
	value $196,341,555)	194,520,000
70,000,000	Amherst Pierpoint Securities, 0.725%, Dated 11/04/2020, matures 02/04/2021, repurchase price
$70,129,718 (collateralized by $68,632,400 par amount of United States Treasury Bills of 0.000% to 2.875%
	due 12/31/20 to 08/15/30, total market value $70,485,881)	70,000,000
	Total Repurchase Agreements	615,808,000
(Cost $615,808,000)
	Total Investments - 101.53%	1,938,618,396
(Cost $1,932,148,513)
	Net Other Assets and Liabilities - (1.53)%	(29,140,069)
	Net Assets - 100.00%	$1,909,478,327

* See Note A.
(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2020. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Structured collateral.
(c) The security has PAC (Planned Amortization Class) collateral.
(d) The security has Sequential collateral.
(e) The security has Support collateral.
(f) Illiquid security. The total market value of these securities were $11,558,126, representing 0.61% of net assets.
(g)
Security has been valued at fair market value as determned in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2020, this security amounted to $2,000,000 or 0.10% of net assets. Investment categorized as a significant unobservable input (Level 3).

Explanation of Abbreviations and Acronyms:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
H15T10Y	US Treasury Yield Curve Rate T-Note Constant Maturity 10 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2020 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of Trust for Credit Unions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2020 is as follows:

	Ultra-Short Duration Portfolio
	Total Market Value at 11/30/2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$112,116,841	$-	$112,116,841	$-
Asset Backed Securities	585,622	-	585,622	-
Collateralized Mortgage Obligations	571,852,450	-	571,852,450	-
Mortgage-Backed Obligations	116,736,049	-	116,736,049	-
Agency Debentures	2,000,000	-	-	2,000,000
U.S. Government-Backed Obligations	519,519,433	-	519,519,433	-
Repurchase Agreements	615,808,000	-	615,808,000	-
	$1,938,618,395	$-	$1,936,618,395	$2,000,000

	Short Duration Portfolio
	Total Market Value at 11/30/2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$54,214,146	$-	$54,214,146	$-
Collateralized Mortgage Obligations	157,007,024	-	140,539,524	16,467,500
Mortgage-Backed Obligations	421,701,118	-	421,701,118	-
U.S. Government-Backed Obligations	309,556,578	-	309,556,578	-
Repurchase Agreements	357,230,000	-	357,230,000	-
Registered Investment Company	500,161	500,161	-	-
	$1,300,209,027	$500,161	$1,283,241,366	$16,467,500

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2020:
	Ultra-Short Duration Portfolio
Fair Value, as of August 31, 2019	2,250,000
Gross sales	(250,000)
Fair Value, as of November 30, 2020	2,000,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements. The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2020, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities of $0 and $284,899,853 respectively.

E. LIBOR Transition
The Portfolios invest in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other reference rates after 2021. Such announcement indicates that the continuation of LIBOR on the current basis cannot and will not be guaranteed after 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related instruments, and reduced effectiveness of hedging strategies, adversely affecting a Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolios.